Net Income Per Share	12 Months Ended
May 31, 2013
Earnings Per Share [Abstract]
Net Income Per Share
18.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Years ended May 31,
	2011	2012	2013
	US$	US$	US$

Numerator used in basic and diluted net income per share:
Net income attributable to shareholders of the Company
Net income on continuing operation	100,429	135,916	136,676
Net income on discontinued operation	1,345	(3,228)	(407)

Net income available for future distribution	101,774	132,688	136,269

Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	153,253,065	154,627,784	155,762,959

Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	2,818,768	2,244,657	2,060,833

Weighted average common shares outstanding used in computing diluted net income per share	156,071,833	156,872,441	157,823,792

Net income from continuing operation per share attributable to shareholders of New Oriental Education & Technology Group Inc.
- Basic	0.65	0.88	0.88
- Diluted	0.64	0.87	0.87

Net income from discontinued operation per share attributable to shareholders of New Oriental Education & Technology Group Inc.
- Basic	0.01	(0.02)	(0.00)
- Diluted	0.01	(0.02)	(0.00)

As of May 31, 2013, the Company has transferred 16,000,000 common shares to a depository bank reserved for employees and non-employees upon the exercise of their vested share options or upon the vesting of their NES, of which 14,901,629 common shares have been issued and 1,098,371 common shares are reserved for future issuance. During the year ended May 31, 2013, the Company has repurchased 1,683,400 shares from the open market and the shares are reserved for the employees and non-employees to exercise of their vested share options and NES in future. The 1,098,371 common shares and 1,683,400 treasury shares have been excluded in computing basic and diluted net income per share.

Nil, 3,060,000 and 2,169,000 employee stock options have been excluded from the dilutive share calculation for the years ended May 31, 2011, 2012 and 2013, respectively, as their effects were anti-dilutive.